Share-Based Payments - Other Share Based Payment Plan (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	7,547	6,821
Liabilities accrued	$ 300	$ 235
Compensation expense	346,000	476,000
Sun Share Units and Deferred Share Units (DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Income tax expense (benefit)	$ (21,000)	$ (32,000)
Sun Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	6,507	5,967
Liabilities accrued	$ 250	$ 200
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding (in shares) | shares	1,040	854
Liabilities accrued	$ 50	$ 35